Carrying values of vessels, vessels under construction and goodwill Construction in progress rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction	0
Interest costs capitalised	$ 2,800	$ 200	$ 4,200
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	0	$ 55,376
Additions other than through business combinations, property, plant and equipment	25,452
Interest costs capitalised	157
Increase (decrease) through transfers, property, plant and equipment	$ (80,985)